Annual Fund Operating Expenses	Dec. 31, 2024
Lazard Emerging Markets Opportunities ETF | Lazard Emerging Markets Opportunities ETF | Lazard Emerging Markets Opportunities ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.75%
Lazard Equity Megatrends ETF | Lazard Equity Megatrends ETF | Lazard Equity Megatrends ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Other Expenses (as a percentage of Assets):	0.00%	[3],[4]
Expenses (as a percentage of Assets)	0.60%
Fee Waiver or Reimbursement	(0.10%)	[5]
Net Expenses (as a percentage of Assets)	0.50%
Lazard International Dynamic Equity ETF | Lazard International Dynamic Equity ETF | Lazard International Dynamic Equity ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Other Expenses (as a percentage of Assets):	0.00%	[6],[7]
Expenses (as a percentage of Assets)	0.40%
Lazard Japanese Equity ETF | Lazard Japanese Equity ETF | Lazard Japanese Equity ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Other Expenses (as a percentage of Assets):	0.00%	[8],[9]
Expenses (as a percentage of Assets)	0.60%
Lazard Next Gen Technologies ETF | Lazard Next Gen Technologies ETF | Lazard Next Gen Technologies ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Other Expenses (as a percentage of Assets):	0.00%	[10],[11]
Expenses (as a percentage of Assets)	0.60%
Fee Waiver or Reimbursement	(0.10%)	[12]
Net Expenses (as a percentage of Assets)	0.50%

[1]	Pursuant to the Portfolio’s unitary management fee structure, Lazard Asset Management LLC (the “Investment Manager”) will pay all expenses of the Portfolio, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Investment Manager has agreed to pay a portion of the Portfolio’s offering costs during the Portfolio’s first year of operations so that offering costs borne by the Portfolio do not amount to .01% of its average net assets.
[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[3]	Pursuant to the Portfolio’s unitary management fee structure, Lazard Asset Management LLC (the “Investment Manager”) will pay all expenses of the Portfolio, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Investment Manager has agreed to pay a portion of the Portfolio’s offering costs during the Portfolio’s first year of operations so that offering costs borne by the Portfolio do not amount to .01% of its average net assets.
[4]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[5]	The Investment Manager has voluntarily agreed to waive a portion of its management fee payable by the Portfolio in the amount of .10% of average daily net assets. This fee waiver arrangement will continue for at least one year from the date of this Prospectus, and prior to such date the Investment Manager may not terminate the arrangement without the approval of the Board of Trustees.
[6]	Pursuant to the Portfolio’s unitary management fee structure, Lazard Asset Management LLC (the “Investment Manager”) will pay all expenses of the Portfolio, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Investment Manager has agreed to pay a portion of the Portfolio’s offering costs during the Portfolio’s first year of operations so that offering costs borne by the Portfolio do not amount to .01% of its average net assets.
[7]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[8]	Pursuant to the Portfolio’s unitary management fee structure, Lazard Asset Management LLC (the “Investment Manager”) will pay all expenses of the Portfolio, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Investment Manager has agreed to pay a portion of the Portfolio’s offering costs during the Portfolio’s first year of operations so that offering costs borne by the Portfolio do not amount to .01% of its average net assets.
[9]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[10]	Pursuant to the Portfolio’s unitary management fee structure, Lazard Asset Management LLC (the “Investment Manager”) will pay all expenses of the Portfolio, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Investment Manager has agreed to pay a portion of the Portfolio’s offering costs during the Portfolio’s first year of operations so that offering costs borne by the Portfolio do not amount to .01% of its average net assets.
[11]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[12]	The Investment Manager has voluntarily agreed to waive a portion of its management fee payable by the Portfolio in the amount of .10% of average daily net assets. This fee waiver arrangement will continue for at least one year from the date of this Prospectus, and prior to such date the Investment Manager may not terminate the arrangement without the approval of the Board of Trustees.